Principal Funds, Inc.
Supplement dated March 26, 2021
to the Statement of Additional Information dated December 31, 2020
(as previously supplemented)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

PORTFOLIO MANAGER DISCLOSURE
Effective March 31, 2021, in the Advisor: Principal Global Investors, LLC (Edge Asset Management Portfolio Managers) table, add the following alphabetically to the list of portfolio managers:
Advisor: Principal Global Investors, LLC (Edge Asset Management Portfolio Managers)

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Lauren Choi (1): Edge MidCap Fund
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
(1) Information as of March 22, 2021
Effective March 31, 2021, in the Ownership of Securities table, add the following alphabetically to the list of portfolio managers:
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Lauren Choi (1)	Edge MidCap	$100,001 - $500,000
(1) Information as of March 22, 2021